PURCHASE OF REMAINING OWNERSHIP INTEREST IN JOINT VENTURE	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
PURCHASE OF REMAINING OWNERSHIP INTEREST IN JOINT VENTURE
11. PURCHASE OF
REMAINING
OWNERSHIP INTEREST IN JOINT
VENTURE
Effective May 31, 2019, we purchased an additional 20% ownership interest in Homans Associates II LLC (“Homans”) from our second joint venture with Carrier, Carrier Enterprise Northeast, LLC, which we refer to as Carrier Enterprise II, for cash consideration of $32,400, which increased our ownership in Homans to 100%. Homans previously operated as a division of Carrier Enterprise II and subsequent to the purchase operates as a wholly owned subsidiary of the Company with 17 locations in the Northeastern U.S.